Shareholder Fees - FidelitySeriesInternationalFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none